Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Nonvested Restricted Stock Shares Activity [Abstract]
Schedule of RSPAs Activity
The following table summarizes the RSPAs activity during the year ended March 31, 2026:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested as of December 31, 2025	21,146	$460.61
Granted	33,500	$702.63
Cancelled	(20,000)	$485.33
Vested	(2,813)	$627.75

Unvested as of March 31, 2026	31,833	$685.02

The following table summarizes the RSPAs activity during the year ended December 31, 2025:

	Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2024	2,396	$29.14
Granted	173,500	403.23
Forfeited	(100,000)	485.33
Cancelled	(33,500)	332.53
Vested	(21,250)	29.05
Unvested at December 31, 2025	21,146	$460.61